N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

KANSAS MUNICIPAL FUND
Schedule of Investments October 31, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (2.2%)
Colby KS Comnty College Cops 3.000% 05/01/38	$500,000	$437,895
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	217,038
KS Dev Fin Auth Rev Wichita ST Univ Student Hsg 5.000% 06/01/27	250,000	283,337
Sedgwick Cnty Unified Sch 5.250% 09/01/20	345,000	372,306
Sedgwick Cnty Unified Sch 5.250% 09/01/20	15,000	16,157
		1,326,733
General Obligation (47.0%)
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/27	250,000	300,500
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/28	250,000	296,707
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/29	250,000	293,162
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/30	250,000	291,747
Bourbon Cnty KS USD #234 (Fort Scott) 5.000% 09/01/31	500,000	580,360
Butler Cnty KS USD #402 5.250% 09/01/21	560,000	604,396
Butler Cnty KS USD #402 4.000% 09/01/30	250,000	280,670
Butler Cnty KS USD #385 5.000% 09/01/18	500,000	537,640
Clay Cnty KS Ref & Impt GO 4.000% 10/01/36	500,000	527,140
Cowley Cnty KS USD #470 5.500% 09/01/21	100,000	107,844
Cowley Cnty KS USD #470 4.750% 09/01/27	490,000	527,843
Cowley Cnty KS USD #462 (Cental) GO 3.000% 09/01/36	390,000	390,152
Dickinson Cnty KS USD #473 5.000% 09/01/27	325,000	361,478
Dickinson Cnty KS USD #473 4.400% 09/01/29	100,000	109,551
Douglas Cnty KS USD #348 Baldwin GO 4.000% 09/01/30	250,000	284,287
Douglas Cnty KS USD #491 Eudora 5.500% 09/01/24	250,000	270,828
Douglas Cnty KS USD #491 Eudora 5.000% 09/01/23	375,000	416,531
Douglas Cnty KS USD #491 Eudora 5.125% 09/01/29	250,000	278,558
*Franklin Cnty KS USD #290 5.000% 09/01/40	3,000,000	3,400,590
Harvey Cnty KS USD #373 (Newton) 4.000% 09/01/18	250,000	265,850
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/23	200,000	216,222
Harvey Cnty KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,081,110
Jackson Cnty KS USD #336 5.000% 09/01/29	250,000	286,738
Jackson Cnty KS USD #336 5.000% 09/01/34	250,000	281,095
Johnson & Miami Cnty KS USD #230 3.500% 09/01/30	250,000	265,015
Johnson & Miami Cnty KS USD #230 4.000% 09/01/36	500,000	535,460
Johnson Cnty KS USD #231 5.000% 10/01/25	250,000	300,928
Johnson Cnty KS USD #233 G.O. 4.000% 09/01/29	500,000	565,310
Johnson Cnty KS USD #233 4.000% 09/01/18	150,000	159,933
Junction City KS Ref & Impt 5.000% 09/01/25	250,000	259,235
Junction City KS Unlimited GO 4.250% 09/01/21	100,000	109,016
Junction City KS Unlimited GO 4.400% 09/01/22	100,000	109,434
Junction City KS Unlimited GO 4.500% 09/01/23	100,000	109,712
Leavenworth Cnty KS USD #453 GO Impt & Ref 5.250% 03/01/24	200,000	224,860
Leavenworth Cnty KS USD #453 4.750% 09/01/25	300,000	334,890
*Leavenworth Cnty KS USD #453 GO Impt & Ref 5.125% 03/01/29	1,000,000	1,123,510
Leavenworth Cnty KS USD #458 5.000% 09/01/29	500,000	586,500
Leavenworth Cnty KS USD #469 Lansing 4.000% 09/01/30	320,000	344,509
Wichita Cnty KS USD #467 (Leoti) 5.000% 10/01/18	100,000	108,239
Manhattan KS GO 5.000% 11/01/28	130,000	139,572
Miami Cnty KD USD #368 5.000% 09/01/27	250,000	286,968
Montgomery Cnty KS USD #446 5.000% 09/01/33	250,000	259,363
Neosho Cnty KS USD #413 4.000% 09/01/31	250,000	268,558
Newton KS Unlimited GO 5.000% 09/01/21	100,000	111,075
Newton KS Unlimited GO 4.750% 09/01/29	435,000	480,149
Park City KS 5.100% 12/01/20	200,000	225,234
Park City KS 5.500% 12/01/24	100,000	113,830
Park City KS 6.000% 12/01/29	500,000	576,730
City of Park City KS 5.375% 12/1/25	250,000	282,485
Salina KS GO 4.625% 10/01/27	200,000	206,896
Scott Cnty KS Ref GO 5.000% 04/01/32	500,000	595,075
Sedgwick Cnty KS USD #261 5.000% 11/01/21	245,000	255,956
Sedgwick Cnty KS USD #261 5.000% 11/01/21	5,000	5,232
Sedgwick Cnty KS USD #262 5.000% 09/01/18	100,000	108,063
Sedgwick Cnty KS USD #262 5.000% 09/01/28	485,000	524,290
Sedgwick Cnty KS USD #262 5.000% 09/01/28	15,000	15,982
Sedgwick Cnty Unified Sch 5.000% 09/01/24	245,000	263,282
Sedgwick Cnty Unified Sch 5.000% 09/01/24	5,000	5,370
Sedgwick Cnty KS USD #262 5.000% 09/01/35	1,000,000	1,142,150
Sedgwick Cnty KS USD #265 (Goddard) 4.250% 10/01/20	750,000	804,795
Sedgwick Cnty KS USD #265 (Goddard) 4.500% 10/01/26	250,000	268,708
Sedgwick Cnty Unified Sch 5.250% 09/01/19	215,000	231,976
Sedgwick Cnty Unified Sch 5.250% 09/01/19	10,000	10,783
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/34	260,000	297,401
Seward Cty KS Unlimited GO Hosp Ref & Impt 5.000% 08/01/34	240,000	267,929
Seward Cty KS USD #480 GO 5.000% 09/01/34	500,000	566,520
Seward Cty KS USD #480 GO 5.000% 09/01/33	500,000	568,600
Seward Cty KS USD #480 GO 4.250% 09/01/39	500,000	532,190
Sherman Cnty, KS USD #352 (Goodland) GO 3.000% 09/01/33	500,000	502,950
Wichita KS GO 4.500% 09/01/22	150,000	155,790
Wichita KS GO 4.750% 09/01/27	180,000	186,674
Wyandotte Cnty KS GO 5.000% 08/01/25	250,000	257,948
Wyandotte Cnty KS GO 5.000% 08/01/27	500,000	515,895
Wyandotte Cnty KS USD #202 5.250% 09/01/18	100,000	108,695
Wyandotte Cnty KS USD #202 5.000% 09/01/25	250,000	300,555
		28,571,219
Health Care (20.4%)
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/30	1,020,000	1,097,551
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/35	500,000	530,735
Ashland KS Public Bldg Commission Revenue 5.000% 09/01/32	550,000	605,336
KS Dev Fin Auth Lease Rev Univ KS Tenant 5.000% 06/15/39	1,000,000	1,068,500
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	435,000	491,180
KS Dev Fin Auth Rev Sisters Leavenworth-Ser A 5.000% 01/01/40	65,000	69,933
KS Dev Fin Auth Rev Adventist Health 5.150% 11/15/23	250,000	278,528
KS Dev Fin Auth Rev Adventist Health 5.250% 11/15/24	250,000	279,125
KS Dev Fin Auth Rev Adventist Health 5.500% 11/15/29	100,000	111,417
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/32	410,000	425,293
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 5.125% 11/15/36	500,000	513,055
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/25	250,000	269,210
KS Dev Fin Auth Hlth Facs Rev Hays Med Ctr 5.000% 05/15/35	1,000,000	1,063,870
KS Dev Fin Auth Hlth Facs Rev (KU Hlth Sys) 5.000% 03/01/28	755,000	828,514
KS Dev Fin Auth Hlth Facs Rev Stormont-Vail Healthcare 4.125% 11/15/27	100,000	109,087
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.500% 03/01/35	500,000	531,120
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/23	250,000	293,250
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/24	250,000	291,135
Manhattan KS Hosp Rev Mercy Health Ctr 5.000% 11/15/29	500,000	563,880
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/29	500,000	512,390
Olathe KS Hlth Facs Rev Olathe Med Ctr 5.000% 09/01/30	250,000	270,720
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/28	250,000	266,123
Olathe KS Hlth Facs Rev Olathe Med Ctr 4.000% 09/01/30	445,000	470,067
Univ KS Hosp Auth Ref & Impt-KU Hlth Sys 4.000% 09/01/40	500,000	537,390
Univ KS Hosp Auth 5.000% 09/01/35	500,000	573,170
Wichita KS Hosp Rev (Via Christi Hlth Sys) 5.000% 11/15/29	300,000	359,742
		12,410,321
Housing (0.3%)
KS Dev Fin Auth Rev (Sec. 8) Rev Ref. 6.400% 01/01/24	170,000	170,200

Other Revenue (15.4%)
Butler Cnty KS Pub Bldg Impt Rev 4.500% 10/01/21	160,000	160,152
Dodge City KS Sales Tax Rev 5.000% 06/01/21	310,000	341,554
Dodge City KS Sales Tax Rev 4.400% 06/01/25	350,000	380,377
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	108,934
*Dodge City KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,108,150
KS Dev Fin Auth Rev KS Projs-Ser B 4.125% 05/01/31	500,000	533,035
KS Dev Fin Auth Rev Athletic Facs (K-St Athletics Inc) 5.000% 07/01/32	250,000	257,135
KS Dev Fin Auth Rev (KS St Proj) Unrefunded 5.000% 10/01/17	20,000	20,037
KS Dev Fin Auth Rev (KS St Proj) 5.000% 11/01/34	500,000	543,160
KS Dev Fin Auth Rev (Dept Admin) 5.000% 11/01/25	250,000	250,000
KS Dev Fin Auth Rev (KS St Proj) 5.250% 11/01/25	350,000	365,841
KS Dev Fin Auth Rev (KS St Proj) 5.000% 05/01/35	250,000	267,315
Lincoln Cnty KS Pub Bldg (Lincoln Cnty Hosp) 5.000% 03/01/28	250,000	264,387
Manhattan KS Sales Tax Rev Downtown Redev 5.250% 12/01/26	80,000	86,166
Manhattan KS Sales Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	526,275
Manhattan KS Sales Tax Rev 4.500% 12/01/25	500,000	549,610
*Manhattan KS Sales Tax Rev 5.000% 12/01/32	1,000,000	1,116,010
Neosho Cnty KS Sales Tax Rev 4.000% 10/01/23	500,000	538,480
Topeka KS Pub Bldg Commn Lease Rev Social & Rehab Proj 5.000% 06/01/22	255,000	276,152
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 4.000% 09/01/28	600,000	657,018
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/32	500,000	557,990
Washinton Cnty KS Pub Bldg Com Rev Law Enforcement Ctr & Hosp Proj 5.000% 09/01/37	400,000	441,712
		9,349,490
Transportation (1.9%)
KS Dept of Transportation Highway Rev. 5.000% 09/01/34	500,000	602,385
KS Dept of Transportation Highway Rev. 5.000% 09/01/35	250,000	301,158
KS Dev Fin Auth Rev (Road Revolving Fund) 4.625% 10/01/26	250,000	265,383
		1,168,926
Utilities (10.8%)
*KS Municipal Energy Agency (Jameson Energy Project) Rev 5.750% 07/01/38	1,000,000	1,180,220
KS Pwr Pool Elec Util Rev 4.500% 12/01/28	500,000	537,200
KS Pwr Pool Elec Util Rev 5.000% 12/01/31	750,000	813,952
Kansas Power Pool Elec Util Rev Dogwood Fac-Ser A 4.000% 12/01/31	500,000	534,720
Topeka KS Utilities Rev Ref & Impt- Comb- Ser A 3.000% 08/01/41	500,000	470,095
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/24	200,000	217,236
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/29	500,000	538,010
Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/36	250,000	279,427
*Wyandotte Cnty KS Govt Util Sys Rev 5.000% 09/01/32	1,250,000	1,412,187
Wyandotte Cnty KS Govt Util Sys Rev Impt - Ser A 5.000% 09/01/35	500,000	574,835
		6,557,882

TOTAL MUNICIPAL BONDS (COST: $56,424,463)		$59,554,771

OTHER ASSETS LESS LIABILITIES (2.0%)		1,194,608

NET ASSETS (100.0%)		$60,749,379

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 31, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.2%)

Education (21.3%)
Douglas Cnty NE Edl Facs Rev Creighton Univ 5.500% 07/01/30	$350,000	$394,632
*Douglas Cnty NE Edl Facs Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,703,520
Douglas Cnty NE Hosp Auth #2 (Boys Town Proj) 4.750% 09/01/28	200,000	210,692
Lincoln NE Ed & Fac Rev (Wesleyan Univ) 4.000% 04/01/32	750,000	786,480
NE St Colleges Student Fees (Wayne St College) 3.250% 07/01/36	500,000	499,980
Metropolitan Cmnty College Fort Omaha Campus Project 3.000% 03/01/36	500,000	476,595
NE Edl Fin Auth Rev Ref - Clarkson College Proj 5.050% 09/01/30	250,000	281,310
NE Elem & Secondary Sch Auth Ed Facs Rev 4.750% 09/01/28	250,000	264,297
Univ of NE Brd of Regt (Student Fees & Fac) 5.000% 07/01/35	1,500,000	1,769,175
Univ of NE Brd of Regt (Student Fees & Fac) 5.000% 05/15/35	500,000	586,685
Univ of NE Rev 5.000% 05/15/33	250,000	299,780
Univ of NE Brd of Regt Student Facs 5.000% 05/15/32	250,000	255,772
Univ of NE Brd of Regt (Hlth & Rec Proj) 5.000% 05/15/33	600,000	637,932
Univ of NE Rev Lincoln Student 4.000% 07/01/24	250,000	266,405
Univ of NE Omaha Student Hsg Proj 4.500% 05/15/30	250,000	270,953
Univ of NE Omaha Student Hsg Proj 5.000% 05/15/35	275,000	305,121
Univ of NE (Univ of NE - Lincoln Student Fees) Rev 5.000% 07/01/42	1,000,000	1,115,980
Univ of NE Lincoln Student Facs 5.000% 07/01/38	250,000	283,105
		10,408,414
General Obligation (19.9%)
Buffalo County NE GO 3.000% 12/15/32	750,000	750,780
Douglas Cnty NE SD #010 4.000% 12/15/34	300,000	323,904
Douglas CNTY SCH DIST #59 Bennington 3.000% 12/15/35	500,000	486,205
Hall Cnty NE Arpt Auth Ser-A Amt GO 5.000% 07/15/30	410,000	447,851
Hall Cnty NE Arpt Auth Ser-A Amt GO 5.000% 07/15/31	435,000	473,784
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/33	500,000	585,095
Hall Cnty NE Sch Dist #2 Grand Is GO 5.000% 12/15/39	500,000	579,750
LaVista, NE Hwy Allocation FD 3.000% 5/01/36	600,000	573,840
Lincoln-Lancaster Cnty Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	100,862
City of Lincoln COP 4.000% 04/01/27	325,000	380,474
*Omaha NE (Convention Center) GO 5.250% 04/01/27	1,000,000	1,311,240
Omaha NE Unlimited GO 5.000% 10/15/25	250,000	278,165
Sarpy Cnty Sch Dist #27 Papillion-LA Vista GO 5.000% 12/01/28	250,000	270,032
Papio Missouri River NE Natural Res Dist GO 4.000% 12/15/24	250,000	259,167
Papio Missouri River NE Natural Res Dist GO 5.000% 12/15/26	250,000	268,620
Papio Missouri River NE Ref-Flood Protn & Wtr Quality Enhancement 4.000% 12/15/30	1,000,000	1,054,860
Ralston NE Arena GO 4.500% 09/15/31	500,000	480,750
Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg 5.000% 12/15/35	250,000	293,478
Sarpy Cnty NE Sch Dist #37 Ref & Sch Bldg - Gretna Public Schools 3.000% 12/15/39	500,000	462,740
Scotts Bluff Cnty NE Sch Dist #32 GO 5.000% 12/01/31	250,000	298,573
		9,680,170
Health Care (7.5%)
Adams Cnty NE Hosp Auth #1 Hosp Rev (Mary Lanning Mem Hosp) 5.250% 12/15/33	250,000	267,988
Douglas Cnty NE Hosp Auth #002 (NE Med Ctr) 5.000% 11/15/16	250,000	250,343
Douglas Cnty NE Hosp Auth #002 Immanuel Group 5.500% 01/01/30	500,000	550,940
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	795,000	864,833
Douglas Cnty NE Hosp Methodist Health 5.500% 11/01/38	415,000	451,454
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/23	250,000	287,178
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/24	250,000	285,513
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/25	250,000	285,130
Lincoln Cnty NE Hosp Auth (Great Plains Regl Med Cntr) 5.000% 11/01/32	250,000	277,218
Lincoln Cnty NE Hosp Auth #1 North Platte 4.000% 11/01/37	150,000	154,314
		3,674,911
Housing (1.7%)
Lancaster Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	275,470
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	550,940
		826,410

Other Revenue (7.3%)
Lincoln NE West Haymarket Joint Pub Agy GO Fac 5.000% 12/15/42	750,000	848,805
NE Coop Republican Platte Enhancement Project River 5.125% 12/15/33	250,000	267,628
NE Coop Republican Platte Enhancement Project River 5.000% 12/15/38	160,000	168,102
NE Coop Republican Platte Enhancement Project River 3.850% 12/15/30	300,000	309,120
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	502,535
Omaha Pub Fac Corp Lease Rev Omaha Tech & Forestry Equip 4.000% 11/15/31	115,000	119,541
*Omaha NE Special Tax Rev 5.000% 02/01/27	1,000,000	1,160,260
Upper Republican Natural Resource District 4.000% 12/15/24	200,000	210,074
		3,586,065
Transportation (1.2%)
Lincoln NE Pkg Rev 5.500% 08/15/31	500,000	575,225

Utilities (37.3%)
*Central Plains Energy Proj Rev 5.000% 09/01/27	1,000,000	1,141,860
Central Plains Energy Proj Rev 5.250% 09/01/37	500,000	558,495
Central Plains Energy Proj Rev 5.000% 09/01/42	500,000	558,565
Columbus, NE Combined Rev & Ref 4.000% 12/15/32	100,000	109,242
Dawson NE Pub Pwr Dist Elec Sys Rev 3.050% 06/15/36	575,000	543,277
Grand Island NE Sewer Sys Rev 5.000% 09/15/26	250,000	296,715
Hastings NE Comb Utility Rev Ref 4.000% 10/15/32	500,000	539,615
*Lincoln NE Elec Syst Rev 5.000% 09/01/37	1,000,000	1,147,450
Lincoln NE San Swr Rev 4.500% 06/15/29	250,000	253,695
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/25	275,000	315,067
Lincoln NE Solid Waste Mgmt Rev 4.000% 08/01/27	400,000	452,080
Lincoln NE Wtr Rev 4.000% 08/15/25	250,000	268,347
Lincoln NE Wtr Rev 4.500% 08/15/34	250,000	265,817
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/24	750,000	841,807
NE Metro Util Dist Omaha Wtr Rev 4.000% 12/15/26	250,000	279,380
Muni Energy Agy of NE Pwr Supply Sys Rev 5.125% 04/01/24	195,000	214,344
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/30	500,000	562,580
Muni Energy Agy of NE Pwr Supply Sys Rev 5.000% 04/01/32	100,000	111,894
NE Pub Pwr Dist Rev 5.000% 01/01/41	250,000	289,547
#NE Public Power Dist Gen- Ser C 5.000% 01/01/36	2,355,000	2,737,098
NE Pub Pwr Dist Rev 5.000% 01/01/28	250,000	290,787
NE Pub Pwr Dist Rev 5.000% 01/01/30	500,000	577,960
Omaha NE Metro Util Wtr Dist Rev 4.375% 12/01/26	400,000	401,220
Omaha NE Pub Pwr Dist Elec Sys Rev 5.250% 02/01/23	250,000	264,468
Omaha NE Pub Pwr Dist Elec Sys Rev 5.500% 02/01/33	100,000	106,098
Omaha NE Pub Pwr Dist Elec Sys Rev 6.200% 02/01/17	140,000	141,263
Omaha Sanitation & Sewer 5.000% 11/15/29	250,000	300,638
Omaha Sanitation & Sewer 5.000% 11/15/30	250,000	299,223
Omaha Sanitation & Sewer 5.000% 11/15/31	500,000	595,210
#Omaha Sanitation & Sewer 4.000% 04/01/35	250,000	269,588
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/32	250,000	293,925
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 5.000% 02/01/31	445,000	530,769
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/32	400,000	433,172
Omaha NE Pub Pwr Dist Sep Elec Sys Rev 4.000% 02/01/35	365,000	392,138
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/24	250,000	251,785
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/27	250,000	251,785
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	780,000	785,569
NE Pub Pwr Generation Agy Whelan Energy 5.000% 01/01/32	220,000	221,571
Southern Pub Pwr Dist 5.000% 12/15/23	250,000	272,645
		18,166,689

TOTAL MUNICIPAL BONDS (COST: $44,984,586)		$46,917,884

OTHER ASSETS LESS LIABILITIES (3.8%)		1,831,288

NET ASSETS (100.0%)		$48,749,172

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2016.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 31, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (96.3%)

Education (19.5%)
OK Agric & Mech Colleges Rev (OK St Univ) 5.000% 07/01/39	$140,000	$152,093
OK Agric & Mech Colleges Rev (OK St Univ) 4.400% 08/01/39	740,000	788,773
*OK Community College Student Fac Rev 4.375% 07/01/30	750,000	801,577
OK Dev Fin Auth Lease Rev Master St Higher Ed 4.400% 12/01/29	250,000	267,487
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	573,875
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/29	250,000	298,860
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/34	500,000	585,500
OK Dev Fin Auth Lease Rev Higher Ed Master Ppty 5.000% 06/01/39	500,000	574,980
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/30	280,000	305,287
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/31	290,000	314,870
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/32	305,000	329,607
OK Dev Fin Auth Rev East Central Univ 4.000% 08/01/33	315,000	338,994
Brd of Regt (OK Univ Science Ctr) 5.000% 07/01/36	1,000,000	1,047,730
Univ of OK Rev 5.000% 07/01/37	290,000	326,227
Univ of OK Rev Gen-Ser A 5.000% 07/01/41	250,000	282,458
Univ of OK Rev Gen-Ser A 3.375% 07/01/42	435,000	440,655
Univ of OK Rev Gen-Ser C 5.000% 07/01/36	500,000	578,275
Univ of OK Rev Gen-Ser C 4.000% 07/01/40	650,000	691,763
Univ of OK Rev Gen-Ser C 5.000% 07/01/38	500,000	576,205
		9,275,216

General Obligation (3.9%)
Broken Arrow GO Series A 4.125% 08/01/31	180,000	194,843
Oklahoma City OK 5.000% 03/01/27	400,000	420,456
*Oklahoma City OK 4.000% 03/01/24	1,000,000	1,155,260
Oklahoma City OK GO 3.000% 03/01/30	100,000	100,899
		1,871,458
Health Care (4.3%)
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/25	350,000	435,162
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 5.000% 08/15/29	250,000	297,962
OK St Dev Fin Auth Hlth Sys Rev Ref Sef A 4.000% 08/15/38	250,000	261,812
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/42	250,000	273,340
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	15,000	15,186
OK Dev Fin Auth Rev (St John Hlth Sys) 5.000% 02/15/37	485,000	488,259
Tulsa Cnty Ind Auth Health Fac 4.600% 02/01/35	250,000	265,155
		2,036,876
Housing (0.8%)
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.050% 09/01/23	190,000	190,619
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.150% 09/01/29	95,000	95,190
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.200% 09/01/32	90,000	90,203
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 03/01/17	15,000	15,066
OK Hsg Fin Agy Single Family Mtg Rev AMT 5.100% 09/01/17	10,000	10,099
		401,177
Other Revenue (23.1%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	313,170
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	284,700
Oklahoma City OK Economic Dev Trust 5.000% 03/01/32	250,000	275,307
Oklahoma City OK Economic Dev Trust 5.000% 03/01/34	500,000	548,345
Oklahoma City OK Economic Dev Trust 5.000% 03/01/33	250,000	274,740
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 4.500% 10/01/31	155,000	158,294
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/27	350,000	421,705
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/28	400,000	478,376
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/29	625,000	740,294
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/36	230,000	263,858
Oklahoma City OK Pub Ppty Auth Hotel Tax Rev 5.000% 10/01/39	835,000	952,276
OK State Water Resources Board Rev 5.000% 10/01/29	250,000	299,740
OK State Water Resources Loan Program Rev 5.000% 10/01/33	500,000	594,595
Okmulgee Cnty OK Govtl Bldg Auth Sales Tax Rev 4.250% 12/01/35	500,000	532,615
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	145,000	162,548
*Rogers Cnty OK Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	546,840
Sand Springs OK Muni Auth Capital IMPT Rev 4.250% 01/01/35	250,000	268,388
Sand Springs OK Muni Auth Capital IMPT Rev 4.000% 01/01/36	500,000	521,495
Tahlequah OK Pub Facs Auth Sales Tax Rev 4.000% 04/01/23	550,000	615,175
Tulsa Cnty OK Indl Auth Cap Impts Rev 3.000% 09/01/27	245,000	251,176
Tulsa Cnty OK Pub Facs Auth Capital Impt Rev Ref 3.000% 11/01/22	500,000	536,325
Tulsa Airport Impt Rev 5.000% 06/01/23	420,000	476,662
Tulsa Airport Impt Rev 5.000% 06/01/24	230,000	259,196
Tulsa Airport Impt Rev 5.250% 06/01/25	245,000	277,267
Tulsa Airport Impt Rev 5.250% 06/01/26	360,000	406,033
Tulsa OK Pkg Auth Pkg Rev 4.000% 07/01/25	500,000	543,780
		11,002,900
Transportation (7.6%)
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/19	250,000	257,475
Oklahoma City OK Airport Tr Jr Lien Ref Series B 5.000% 07/01/21	250,000	257,105
OK St Cap Impt Auth 4.000% 10/01/24	800,000	893,416
OK St Cap Impt Auth 4.000% 10/01/25	1,000,000	1,110,090
OK St Turnpike Auth Rev 5.000% 01/01/28	250,000	283,060
OK St Turnpike Auth Rev 4.000% 01/01/31	500,000	535,185
OK St Turnpike Auth Rev 5.000% 01/01/30	250,000	280,540
		3,616,871
Utilities (37.1%)
Clinton OK Public Works Auth Utility 4.000% 12/01/34	750,000	802,162
Clinton OK Public Works Auth Utility 4.000% 12/01/39	500,000	525,340
Coweta Pub Works Util Rev 5.000% 08/01/34	100,000	109,434
#Coweta OK Public Wks Auth Util Sys Rev 4.000% 08/01/32	1,000,000	1,059,400
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev 4.000% 07/01/41	355,000	375,512
Glenpool Util Rev 5.100% 12/01/35	250,000	281,258
Grand River Dam Auth Rev 5.000% 06/01/27	1,000,000	1,064,560
Grand River Dam Auth Rev 4.800% 06/01/33	200,000	209,562
*Grand River Dam Auth Rev 5.250% 06/01/40	2,000,000	2,233,520
Miami OK Special Util Rev 4.000% 12/01/36	500,000	527,490
*Midwest City Municipal Auth Cap Impt Rev 5.000% 03/01/25	2,000,000	2,307,400
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/34	250,000	259,653
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/31	250,000	287,015
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/29	1,000,000	1,202,230
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 5.000% 07/01/34	100,000	119,081
Oklahoma City OK Wtr Util Tr Wtr & Swr Sys Rev 4.000% 07/01/39	175,000	188,354
*OK Mun Pwr Auth Rev 5.750% 01/01/24	1,900,000	2,154,581
OK Municipal Power Auth Ref-Ser A 5.000% 01/01/38	575,000	662,446
OK Wtr Resources Brd 5.000% 04/01/28	500,000	549,250
OK Wtr Resources Brd 5.000% 04/01/32	140,000	162,163
Oklahoma St Wtr Resource Brd Rev 4.000% 04/01/25	150,000	168,486
Sallisaw OK Mun Auth Rev 4.450% 01/01/28	100,000	106,879
Sapulpa OK Mun Auth Util Sys Rev 5.000% 04/01/28	750,000	867,428
Seminole OK Utilities Auth Sales Tax Rev 3.000% 09/01/24	100,000	105,446
Seminole OK Utilities Auth Sales Tax Rev 3.150% 09/01/25	380,000	401,367
Seminole OK Utilities Auth Sales Tax Rev 3.300% 09/01/26	315,000	332,111
Tulsa OK Metropolitan Util Auth Ref- Ser C 5.000% 10/01/25	500,000	633,670
		17,695,798

TOTAL MUNICIPAL BONDS (COST: $43,741,757)		$45,900,296

OTHER ASSETS LESS LIABILITIES (3.7%)		1,786,354

NET ASSETS (100.0%)		$47,686,650

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2016.

MAINE MUNICIPAL FUND
Schedule of Investments October 31, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.5%)

Education (16.7%)
ME Edl Ln Auth Student Ln Rev 5.875% 12/01/39	$130,000	$140,835
ME Edl Ln Auth Student Ln Rev 4.450% 12/01/25	100,000	108,497
*ME Health & Higher Ed Facs Auth Rev Ser A-Bowdoin College 5.125% 07/01/39	715,000	774,788
ME Health & Higher Ed Facs Auth Rev Ref Ser A Colby Clg 5.000% 07/01/39	500,000	583,155
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/34	250,000	292,145
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/37	185,000	191,473
ME Health & Higher Ed Facs Auth Rev 4.750% 07/01/31	250,000	274,083
ME Health & Higher Ed Facs Auth Rev Colby Clg 4.000% 07/01/24	270,000	304,490
Regl Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	114,233
Univ of ME Sys Rev 4.625% 03/01/29	100,000	101,303
Univ of ME Sys Rev 4.750% 03/01/37	545,000	552,330
Univ of ME Sys Rev 4.750% 03/01/37	5,000	5,044
		3,442,376
General Obligation (28.7%)
Auburn, ME GO 4.500% 09/01/22	100,000	116,379
Bangor ME 4.000% 09/01/24	155,000	163,162
Falmouth ME GO 4.250% 11/15/31	200,000	218,326
Gorham, ME Unlimited GO 4.000% 10/01/23	100,000	111,936
Gray ME Unlimited GO 4.000% 10/15/26	280,000	300,622
Gray ME Unlimited GO 4.000% 10/15/27	280,000	299,947
Lewiston ME GO Ref Public Impt Ser A 3.000% 02/15/32	150,000	151,866
Lewiston ME GO 3.000% 02/15/31	185,000	191,764
State of Maine General Obligation 4.000% 06/01/20	150,000	167,970
Maine ST GO BDS 2016 B 5.000% 06/01/26	250,000	319,760
ME St Hsg Auth Energy Recovery Fd 5.000% 06/15/24	250,000	278,135
Portland ME 4.250% 05/01/29	150,000	159,931
Portland ME 4.125% 10/01/29	100,000	106,424
Portland ME UNLTD GO 5.000% 08/01/21	125,000	149,515
Portland ME 5.000% 08/01/22	125,000	148,055
Presque Isle ME 3.000% 12/01/37	140,000	138,215
Presque Isle ME 3.125% 12/01/39	165,000	162,966
Regional School Unit #21 ME 2.500% 11/01/36	250,000	231,658
Saco ME GO 4.000% 04/01/28	100,000	107,271
Scarborough, ME GO 4.000% 11/01/28	100,000	111,000
ME Sch Adminstrative Dist # 51 4.250% 10/15/29	250,000	266,985
ME Sch Adminstrative Dist # 51 4.000% 10/15/29	100,000	114,358
South Berwick ME 2.000% 10/01/25	400,000	409,928
South Portland, ME GO 2.500% 09/01/36	250,000	231,588
Waterville ME GO 4.000% 07/01/25	135,000	150,131
Waterville ME GO 3.000% 04/01/25	250,000	270,487
Wells-Ogunquit Community School Dist. 4.000% 11/01/24	100,000	118,694
York ME GO 2.250% 10/01/32	755,000	705,261
		5,902,334
Health Care (19.1%)
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	50,000	57,013
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	130,000	147,181
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	10,000	11,220
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	10,000	11,492
ME Health & Higher Ed Facs Auth Rev 4.500% 07/01/31	190,000	200,991
ME Health & Higher Ed Facs Auth Rev 5.250% 07/01/23	190,000	215,369
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	15,000	15,448
*ME Health & Higher Ed Facs Auth Rev Central Maine Medical Center 5.000% 07/01/39	610,000	655,408
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/26	115,000	125,807
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/20	250,000	282,178
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/40	250,000	271,150
ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/30	500,000	571,935
ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/31	500,000	568,130
*ME Health & Higher Ed Facs Auth Rev MaineHealth 5.000% 07/01/29	1,000,000	1,146,580
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	15,000	18,389
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/23	235,000	284,935
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	5,000	5,139
ME Health & Higher Ed Facs Auth Rev 5.000% 07/01/22	230,000	235,290
ME Health & Higher Ed Facs Auth Rev E Main Healthcare - Ser A 4.000% 07/01/46	250,000	249,700
		5,073,355
Housing (12.1%)
ME St Hsg Auth Mtg Pur 4.000% 11/15/24	45,000	47,717
ME St Hsg Auth Mtg Pur 4.000% 11/15/35	435,000	455,336
ME St Hsg Auth Mtg Pur 4.000% 11/15/30	250,000	262,845
ME St Hsg Auth Mtg Pur 3.300% 11/15/35	330,000	328,974
ME St Hsg Auth 3.000% 11/15/36	250,000	243,910
		1,338,782
Other Revenue (6.2%)
ME Governmental Facs Auth Ser A 4.000% 10/01/24	200,000	219,076
Maine Municipal Bond Bank 4.000% 11/01/38	125,000	132,310
Maine Municipal Bond Bank 5.000% 11/01/25	125,000	148,511
Maine Municipal Bond Bank 5.000% 11/01/27	100,000	122,821
Maine Municipal Bond Bank 3.000% 11/01/33	100,000	97,263
ME Mun Bd Bk (Swr & Wtr) Rev Unrefunded 4.900% 11/01/24	5,000	5,004
*PR Pub Fin Corp Comwlth Appropriations 5.375% 06/01/18	515,000	548,264
		1,273,249
Transportation (9.7%)
*ME Mun Bd Bk Transn Infrastructure Rev 5.000% 09/01/24	1,000,000	1,110,750
Maine St Tpk Auth Spl Oblig 4.000% 07/01/32	250,000	265,120
Portland ME Airport Rev 5.250% 01/01/35	250,000	268,452
Portland ME Airport Rev 5.000% 07/01/22	100,000	115,451
Portland ME Airport Rev 5.000% 07/01/23	100,000	117,494
Portland ME Airport Rev 5.000% 07/01/24	100,000	115,479
		1,992,746
Utilities (5.0%)
*Kennebunk ME Pwr & Light Dist 5.000% 08/01/22	500,000	513,665
Portland ME Wtr Dist Rev 4.250% 11/01/27	500,000	517,350
		1,031,015

TOTAL MUNICIPAL BONDS (COST: $19,326,676)		$20,053,857

OTHER ASSETS LESS LIABILITIES (2.5%)		505,556

NET ASSETS (100.0%)		$20,559,413

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEW HAMPSHIRE MUNICIPAL FUND
Schedule of Investments October 31, 2016 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.9%)

Education (17.4%)
NH Health & Ed Facs Auth Rev Ref-Univ New Hampshire 5.000% 07/01/28	$175,000	$214,804
NH Health & Ed Facs Auth Rev Ref Univ Sys of NH 3.000% 07/01/37	170,000	163,137
NH Health & Ed Facs Auth Rev Ref-Univ Sys of NH 3.000% 07/01/38	115,000	109,513
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.625% 06/01/30	175,000	184,035
NH Health & Ed Facs Auth Rev (Pinkerton Academy) 4.875% 06/01/35	70,000	74,344
*NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/17	200,000	201,000
NH Health & Ed Facs Auth Rev Southern NH Univ 5.000% 01/01/20	100,000	111,715
NH Health & Ed Facs Auth Rev Dartmouth College 5.250% 06/01/39	100,000	110,923
		1,169,471
General Obligation (55.3%)
Concord NH Ref GO 4.000% 08/15/26	100,000	119,790
Dover NH GO Ref 5.000% 06/15/25	75,000	94,787
Dover NH GO 5.000% 06/15/39	100,000	98,851
Dover NH GO 4.000% 06/15/28	100,000	109,753
Hillsborough NH GO 4.000% 11/01/20	100,000	100,142
Hillsborough NH GO 4.000% 11/01/21	100,000	100,147
Hooksett NH Sch Dist GO 5.000% 07/15/22	100,000	120,600
Keene, NH GO 3.250% 09/15/36	100,000	103,801
#Keene, NH GO 4.000% 07/01/27	100,000	116,783
Merrimack Cnty NH GO 4.250% 12/01/19	100,000	103,988
Merrimack Cnty NH GO 4.500% 12/01/27	100,000	104,236
Merrimack Cnty , NH GO 2.625% 9/01/35	100,000	92,942
Nashua NH GO 3.000% 10/1/35	175,000	177,371
*NH Mun Bd Bk 2009 Series D 4.000% 07/15/25	175,000	188,486
NH St GO Cap Impt - Ser B 5.000% 12/01/28	75,000	92,797
NH St Cap Impt GO 4.750% 03/01/27	100,000	105,534
Portsmouth NH GO Ref- Capital Loan - Ser B 3.000% 06/15/33	255,000	258,249
Portsmouth NH GO Ref- Capital Loan - Ser B 3.000% 06/15/34	335,000	338,598
Portsmouth NH GO 3.000% 06/15/36	525,000	522,769
Portsmouth NH GO Cap Impt 4.000% 12/01/30	100,000	108,180
*Rochester NH GO Ser A 3.000% 03/01/32	130,000	135,922
Rochester NH GO Ser C 3.000% 10/15/35	100,000	101,985
Salem NH School District GO 5.000% 11/15/24	100,000	125,073
*Salem NH School District GO 4.000% 12/01/27	250,000	285,767
		3,706,551
Health Care (12.9%)
NH Health & Ed Facs Auth Rev Wentworth Douglas Hosp 5.500% 01/01/26	100,000	113,635
NH Health & Ed Facs Auth Rev Southern NH Med Ctr 5.250% 10/01/23	100,000	103,543
NH Health & Ed Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	105,742
NH Health & Ed Facs Auth Rev Cheshire Med Ctr 4.000% 07/01/39	100,000	102,944
*NH Health & Ed Facs Auth Rev Covenant Health 5.000% 07/01/31	150,000	156,613
NH Health & Ed Facs Auth Rev Catholic Med Center 5.000% 07/01/24	100,000	113,597
*NH Health & Ed Facs Auth Rev Concord Hosp-Ser A 5.000% 10/01/26	100,000	115,141
NH St Health & Ed Fac Covenant Hlth Sys 5.000% 07/01/42	50,000	54,152
		865,367
Housing (5.8%)
NH St Hsg Fin Auth Single Family Mtg Rev 5.350% 07/01/40	65,000	66,322
NH St Hsg Fin Auth Single Family Mtg Rev 4.625% 07/01/25	135,000	140,504
NH St Hsg Fin Auth Single Family Mtg Rev 4.875% 07/01/28	70,000	75,557
NH St Hsg Fin Auth Multi Family Hsg 5.200% 07/01/31	100,000	109,113
		391,496
Transportation (3.1%)
Manchester NH Gen Airport Rev 5.000% 01/01/23	75,000	87,271
NH St Turnpike Sys Rev 5.000% 08/01/25	100,000	118,874
		206,145
Utilities (3.4%)
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/29	100,000	115,429
NH St Bus Fin Auth Wtr Fac Rev AMT Pennuchuck Wtr Wks 5.000% 01/01/30	100,000	115,063
		230,492

TOTAL MUNICIPAL BONDS (COST: $6,471,105)		$6,569,522

OTHER ASSETS LESS LIABILITIES (2.1%)		140,791

NET ASSETS (100.0%)		$6,710,313

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#When-issued purchase as of October 31, 2016.

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of October 31, 2016, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
Investments at cost	$56,424,463	$44,984,586	$43,741,757	$19,326,676	$6,471,105
Unrealized appreciation	$3,318,256	$2,088,586	$2,288,874	$841,576	$174,237
Unrealized depreciation	($187,948)	($155,288)	($130,335)	($114,395)	($75,820)
Net unrealized appreciation (depreciation)*	$3,130,308	$1,933,298	$2,158,539	$727,181	$98,417

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2016:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$59,554,771	$0	$59,554,771
Total	$0	$59,554,771	$0	$59,554,771

Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$46,917,884	$0	$46,917,884
Total	$0	$46,917,884	$0	$46,917,884

Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$45,900,296	$0	$45,900,296
Total	$0	$45,900,296	$0	$45,900,296

Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$20,053,857	$0	$20,053,857
Total	$0	$20,053,857	$0	$20,053,857
	.
New Hampshire Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$6,569,522	$0	$6,569,522
Total	$0	$6,569,522	$0	$6,569,522

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

January 6, 2017

By: /s/ Adam Forthun
Adam Forthun
Treasurer

January 6, 2017